Reverse Recapitalization and Acquisitions of subsidiaries - Consideration transferred (Details) - Next Finance Tech Co, Ltd. ¥ in Millions	Mar. 14, 2025 JPY (¥) shares	Mar. 10, 2025 JPY (¥)
Disclosure of detailed information about business combination [line items]
Cash	¥ 265
Ordinary share of Coincheck Parent (1,111,450 shares)	1,077
Total fair value of consideration	¥ 1,342	¥ 1,342
Number of shares issued (in shares) | shares	1,111,450